PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.3%
Communication Services : 3.6%
358,579
(1)
Pinterest, Inc. - Class A
$ 9,857,337
1.4
190,913
(1)
Trade Desk, Inc.
- Class A
15,278,767
2.2
25,136,104
3.6
Consumer Discretionary : 11.4%
9,325
(1)
Chipotle Mexican Grill,
Inc.
17,965,918
2.6
195,616  Las Vegas Sands
Corp.
10,731,494
1.6
37,018
(1)
Lululemon Athletica,
Inc.
14,113,483
2.0
186,660
Ross Stores, Inc.
22,737,055
3.3
58,941
Tractor Supply Co.
12,878,608
1.9
78,426,558
11.4
Consumer Staples : 5.2%
36,856
(1)
Celsius Holdings, Inc.
7,225,250
1.0
103,421  Church & Dwight Co.,
Inc.
10,008,050
1.5
42,506  Constellation Brands,
Inc. - Class A
11,075,363
1.6
261,589
(1)
Hostess Brands, Inc.
7,450,055
1.1
35,758,718
5.2
Energy : 3.8%
42,617
Cheniere Energy, Inc.
6,955,094
1.0
107,629
Halliburton Co.
4,156,632
0.6
97,655
Hess Corp.
15,087,698
2.2
26,199,424
3.8
Financials : 9.4%
205,574  Apollo Global
Management, Inc.
17,954,833
2.6
47,512  Arthur J Gallagher &
Co.
10,950,566
1.6
80,826  LPL Financial
Holdings, Inc.
18,637,667
2.7
199,191  Tradeweb Markets,
Inc. - Class A
17,216,078
2.5
64,759,144
9.4
Health Care : 20.4%
21,286
(1)
Alnylam
Pharmaceuticals, Inc.
4,210,796
0.6
80,828  AmerisourceBergen
Corp.
14,224,111
2.1
354,468
(1)
Amylyx
Pharmaceuticals, Inc.
7,642,330
1.1
60,230
(1)
Charles River
Laboratories
International, Inc.
12,456,769
1.8
71,502
CONMED Corp.
7,969,613
1.2
141,538
(1)
Dexcom, Inc.
14,292,507
2.1
105,995
(1)
Inari Medical, Inc.
7,061,387
1.0
48,158
(1)
Inspire Medical
Systems, Inc.
10,926,087
1.6
8,630
(1)
Mettler-Toledo
International, Inc.
10,472,332
1.5
238,664
(1)
Progyny, Inc.
8,911,714
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
69,254
(1)
Reata
Pharmaceuticals, Inc.
- Class A
$ 11,703,926
1.7
23,079
ResMed, Inc.
3,683,178
0.5
136,302
(1)
Tenet Healthcare Corp.
10,571,583
1.5
32,474
(1)
United Therapeutics
Corp.
7,285,867
1.1
68,461  Universal Health
Services, Inc. - Class B
9,221,697
1.3
140,633,897
20.4
Industrials : 17.4%
98,296
AMETEK, Inc.
15,679,195
2.3
78,398  Booz Allen Hamilton
Holding Corp.
8,883,277
1.3
206,124  Howmet Aerospace,
Inc.
10,196,954
1.5
105,179
Ingersoll Rand, Inc.
7,321,510
1.0
62,888
Quanta Services, Inc.
13,198,305
1.9
243,631
Rollins, Inc.
9,640,479
1.4
38,292
(1)
Saia, Inc.
16,320,050
2.4
18,369
(1)
TransDigm Group, Inc.
16,602,821
2.4
63,706
Verisk Analytics, Inc.
15,430,867
2.2
163,335
(1)
WillScot Mobile Mini
Holdings Corp.
6,700,002
1.0
119,973,460
17.4
Information Technology : 22.9%
47,543
(1)
Atlassian Corp. - Class
A
9,701,625
1.4
169,791  Bentley Systems, Inc.
- Class B
8,474,269
1.2
35,324
(1)
Cadence Design
Systems, Inc.
8,493,302
1.2
107,729
(1)
Crowdstrike Holdings,
Inc. - Class A
17,563,059
2.6
120,561
(1)
Datadog, Inc. - Class A
11,631,725
1.7
87,066
Entegris, Inc.
8,817,174
1.3
21,317
(1)
HubSpot, Inc.
11,650,167
1.7
86,369  Keysight Technologies,
Inc.
11,512,988
1.7
90,260
(1)
Lattice Semiconductor
Corp.
8,778,688
1.3
26,130
(1)
MongoDB, Inc.
9,963,369
1.4
21,224  Monolithic Power
Systems, Inc.
11,062,161
1.6
19,376  Motorola Solutions,
Inc.
5,494,452
0.8
41,891
Paycom Software, Inc.
12,351,142
1.8
20,949  Roper Technologies,
Inc.
10,454,808
1.5
48,896
(1)
Workday, Inc. - Class A
11,955,072
1.7
157,904,001
22.9
Materials : 2.5%
70,735
Ashland, Inc.
6,127,773
0.9
59,829
Avery Dennison Corp.
11,270,587
1.6
17,398,360
2.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1.7%
142,137
Welltower, Inc.
$ 11,780,315
1.7
Total Common Stock
(Cost $593,258,069)
677,969,981
98.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.7%
Mutual Funds : 1.7%
11,640,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $11,640,000) $ 11,640,000 1.7
Total Short-Term
Investments
(Cost $11,640,000)
11,640,000
1.7
Total Investments in
Securities
(Cost $604,898,069) $ 689,609,981 100.0
Liabilities in Excess
of Other Assets (318,633) 0.0
Net Assets $ 689,291,348 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
3
Voya MidCap Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 677,969,981 $ — $ — $ 677,969,981
Short-Term Investments 11,640,000 — — 11,640,000
Total Investments, at fair value $ 689,609,981 $ — $ — $ 689,609,981
* For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 109,530,959
Gross Unrealized Depreciation (24,819,047)
Net Unrealized Appreciation $ 84,711,912